CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Charter Revenues	$ 17,697	$ 36,372	$ 52,789
Charter Costs	(1,448)	(1,523)	(1,281)
Vessel Operating Costs	(24,137)	(24,580)	(23,038)
General and Administrative Costs	(4,503)	(4,261)	(5,815)
Depreciation Costs	(16,152)	(14,379)	(11,393)
Net Operating (Loss) Income	(28,543)	(8,372)	11,262
Interest Income	10	34	258
Interest Costs	(3,467)	(1,807)	(1,044)
Other Financial Costs	(151)	(699)	(2,333)
Total Other Costs	(3,608)	(2,472)	(3,119)
(Loss) Income before income taxes	(32,151)	(10,844)	8,143
Income tax	0	0	(1,212)
Net (Loss) Income and Comprehensive (Loss) Income	$ (32,151)	$ (10,844)	$ 6,931
Basic (Loss) Earnings per Share (in dollars per share)	$ (1.54)	$ (0.47)	$ 0.34
Diluted (Loss) Earnings per share (in dollars per share)	$ (1.54)	$ (0.47)	$ 0.34
Basic Weighted Average Number of Common Shares Outstanding (in shares)	20,939,260	23,203,142	20,314,530
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	20,939,260	23,203,142	20,350,404
Cash dividend declared per common share (in dollars per share)	$ 0.28	$ 0.94	$ 1.35